Consolidated Statements of Cash Flow - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operations:
Net loss	$ (34,293)	$ (177,386)
Adjustments for:
Long-term compensation plans	60,094	31,952
Depreciation and amortization	279,035	282,326
Gain on asset disposals	(29,926)	(8,516)
Foreign exchange	638	1,733
Finance charges	87,813	91,431
Other	542	(972)
Loss (gain) on investments and other assets	(12,452)	400
Loss on redemption and repurchase of unsecured senior notes	0	9,520
Income taxes paid	(3,263)	(5,999)
Income taxes recovered	24	48
Income taxes	20,150	(5,396)
Interest paid	(85,678)	(67,258)
Interest received	310	360
Funds provided by operations	282,994	152,243
Changes in non-cash working capital balances	(45,890)	(13,018)
Cash provided by operations	237,104	139,225
Investments:
Purchase of property, plant and equipment	(184,250)	(75,941)
Proceeds on sale of property, plant and equipment	37,198	13,086
Business acquisitions	(10,200)	0
Purchase of investments and other assets	(617)	(3,500)
Changes in non-cash working capital balances	13,454	9,742
Cash used in investing activities	(144,415)	(56,613)
Financing:
Issuance of long-term debt	144,889	696,341
Repayment of long-term debt	(250,749)	(824,871)
Repurchase of share capital	(10,010)	(4,294)
Debt amendment fees	0	(913)
Debt issue costs	0	(9,450)
Lease payments	(7,134)	(6,726)
Issuance of common shares on the exercise of options	9,833	0
Cash used in financing activities	(113,171)	(149,913)
Effect of exchange rate changes on cash and cash equivalents	1,481	(883)
Decrease in cash	(19,001)	(68,184)
Cash and cash equivalents, beginning of year	40,588	108,772
Cash and cash equivalents, end of year	$ 21,587	$ 40,588